CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Net income	$ 33,273	$ (489)	$ 55,248	$ 10,431
Unrealized gain (loss) from hedging financial instruments
Unrealized loss on interest rate swaps, net (Note 9)	(2,052)	(5,839)	(24,320)	(9,490)
Comprehensive income (loss)	31,221	(6,328)	30,928	941
Less: comprehensive (income) loss attributable to the non-controlling interest	(1,794)	794	(2,545)	1,106
Comprehensive income (loss) attributable to Tsakos Energy Navigation Limited	$ 29,427	$ (5,534)	$ 28,383	$ 2,047